Basis of Presentation and Summary of Significant Accounting Policies - Summary of List of Subsidiaries (Details)	6 Months Ended
Jun. 30, 2025
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Jan. 05, 2023
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Taiwan Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Nov. 09, 2000
Country of incorporation	Taiwan
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Technology (India) Private Limited [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Mar. 19, 2021
Country of incorporation	India
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Mobile Commerce Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Apr. 20, 2016
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Technology S.L. [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Aug. 25, 2020
Country of incorporation	Spain
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve AI IP Holding Limited [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Dec. 19, 2024
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Ai Finance LLC [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Feb. 12, 2025
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Rezolve Ai Finance Holdings LLC [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Feb. 12, 2025
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Armada Acquisition Corp I [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Aug. 15, 2024
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | GroupBy Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Mar. 25, 2025
Country of incorporation	Canada
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | GroupBy International Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Mar. 25, 2025
Country of incorporation	Canada
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | GroupBy USA Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Mar. 25, 2025
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | GroupBy UK Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Mar. 25, 2025
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Bluedot Industries Pty. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Mar. 17, 2025
Country of incorporation	Australia
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Bluedot Industries, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Mar. 17, 2025
Country of incorporation	United States of America
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Bluedot Innovation Pty. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	Feb. 20, 2025
Country of incorporation	Australia
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Mpower Plus Global Limited [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	May 31, 2025
Country of incorporation	United Kingdom
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Mpower Plus Poland SP Z o.o [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	May 31, 2025
Country of incorporation	Poland
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Mpower Plus France SARL [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	May 31, 2025
Country of incorporation	France
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Mpower Plus B.V. [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	May 31, 2025
Country of incorporation	Netherlands
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Mpower PLUS Global PTE. Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	May 31, 2025
Country of incorporation	Singapore
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | Mpower Plus Hungary KFT [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	May 31, 2025
Country of incorporation	Hungary
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | MPower Plus BVBA [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	May 31, 2025
Country of incorporation	Belgium
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | MPower Plus Deutschland GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	May 31, 2025
Country of incorporation	Germany
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | MPower Plus Global Malaysia SDN BHD [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	May 31, 2025
Country of incorporation	Malaysia
Group shareholding	100.00%
Rezolve AI [Member] | Subsidiaries [Member] | MP PLUS RM S.R.L [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation or acquisition	May 31, 2025
Country of incorporation	Romania
Group shareholding	100.00%